Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2024 € in Thousands, ₫ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	VND (₫)	EUR (€)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 3,585,768	$ 120,523	₫ 222,914	€ 6,900
Guarantee for payment in korean currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	4,000
Guarantee for payment in korean currency [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	710
Guarantee for payment in korean currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	5,100
Comprehensive Credit Line and Others [Member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	2,900	10,300
Guarantee for payment in foreign currency [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		59
Guarantee for payment in foreign currency [member] | Kookmin Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		3,186
Guarantee for payment in foreign currency [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit		7,000		€ 6,900
Guarantee For Payment In Foreign Currency And Others [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		98,842
Guarantees for depositions [Member] | H S B C [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		807
Corporate Card Issuance Guarantee [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | ₫			₫ 222,914
Performance guarantee and others [Member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		59
Performance guarantee and others [Member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		$ 270
Performance guarantee and others [Member] | Seoul Guarantee Insurance Company [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	404,991
Performance guarantee and others [Member] | Korea Software Financial Cooperative [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	1,611,632
Performance guarantee and others [Member] | Korea Specialty Contractor Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	135
Performance guarantee and others [Member] | Korea Housing Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	26,526
Performance guarantee and others [Member] | Korea Housing Urban Guarantee Corporation [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	691,530
Performance guarantee and others [Member] | Information Communication Financial Cooperative [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 838,244